Intangible assets (Details 2)	12 Months Ended
Dec. 31, 2018
Exploration rights [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	UOP - 33
Transport rights of natural gas [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3
Other concessions, licenses, trademarks and similar items [Member] | Bottom of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3
Other concessions, licenses, trademarks and similar items [Member] | Top of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	33
Service concession arrangements [Member] | Bottom of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	20
Service concession arrangements [Member] | Top of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	33
Capitalized costs for customer acquisition [Member] | Bottom of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	25
Capitalized costs for customer acquisition [Member] | Top of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	33
Other intangible assets [Member] | Bottom of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	4
Other intangible assets [Member] | Top of range [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	20